Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2024
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Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2024	2023

Associates	12	22

Total	12	22
The amounts recognised in the income statement for the year ended 31 December 2024 were £2m (2023: £1m; 2022: £1m).
The Group has no material associates or joint ventures. The largest associate is a 49% interest in The Egyptian International Publishing Company-Longman, which had a carrying value of £9m as at 31 December 2024 (2023: £13m).
During 2024, the Group sold part of its investment in its associate, Academy of Pop, for £4m, resulting in a gain of £2m. The remaining stake is now classified as a financial investment.
Other than the £5m payment in respect of Academy of Pop in 2023 disclosed in note 36, there were no material transactions with associates or joint ventures during 2024 or 2023.